Mexican Government Long-Term Notes Receivable And Other Assets - Summary of Other Assets (Parenthetical) (Detail) $ in Thousands	Sep. 30, 2021 MXN ($)
OPCO Soluciones SA de CV [Member] | Pemex AGRO [Member] | Cash Retention [Member]
Disclosure Of Notes Receivable And Other Long Term Assets [Line Items]
Restricted Cash	$ 50,659